SHAREHOLDERS' EQUITY - Treasury shares - Summary (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2024	Feb. 28, 2023	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Number of shares held in treasury	34,765,600	51,911,569			12,042,004
Average cost per share	R$ 42.69	R$ 40.84			R$ 18.13
Historical value	R$ 1,484,014	R$ 2,120,324			R$ 218,265
Market value	1,934,010	2,504,214			R$ 656,530
Market value of shares repurchased, including transaction costs	R$ 880,914	R$ 1,904,424
Treasury shares canceled
SHAREHOLDERS' EQUITY
Number of shares canceled			20,000,000	37,145,969
Repurchase Program
SHAREHOLDERS' EQUITY
Number of shares authorized for repurchase	20,000,000
Shares repurchased, average cost per share	R$ 44.05
Total amount of repurchased shares	R$ 880,914